Statement of Changes in Net Assets Available For Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets:
Plan interest in BNSF 401(k) Plans Master Trust investment income (Note 4)	$ 373,804
Interest income from notes receivable from participants	2,397
Contributions:
Employer	47,859
Participant	60,042
Total contributions	107,901
Total additions to net assets	484,102
Deductions from net assets
Benefit payments to participants	242,836
Administrative expenses	12
Asset transfers to other plans, net	1,972
Total deductions from net assets	244,820
Net increase in net assets	239,282
Net assets available for benefits:
Beginning of year	2,544,727
End of year	$ 2,784,009